CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Comprehensive Income
Net income (loss)	$ 18,910	$ (3,084)	$ 25,387
Other comprehensive income (loss)
Currency translation adjustment, net of tax of nil	6,918	(3,726)	18,091
Defined benefit pension plan:
Currency realignment	(21)	23	(54)
Prior service cost arising during the year	(2,973)	135	0
Net actuarial loss arising during the year	(151)	(228)	(432)
Less: amortization of prior service cost in net periodic pension cost	144	1	14
Deferred tax related to defined benefit pension	1,045	0	0
Defined benefit pension plan, net of tax (notes 11 & 19)	(1,956)	(69)	(472)
Unrealized loss of available-for-sale securities:
Unrealized loss of available-for-sale securities	0	(68)	0
Reclassification of unrealized loss of available-for-sale securities upon disposal or impairment	0	68	30
Income tax related to unrealized loss	0	0	84
Unrealized loss of available-for-sale securities, net	0	0	114
Other comprehensive income (loss)	4,962	(3,795)	17,733
Total comprehensive income (loss)	23,872	(6,879)	43,120
Total comprehensive income (loss) attributable to noncontrolling interests	7,785	(440)	17,499
Total comprehensive income (loss) attributable to APWC shareholders	$ 16,087	$ (6,439)	$ 25,621